Other Disclosures - Remuneration To Board of Directors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholdings By Board of Director and Executive Management [Line Items]
Share-based compensation expenses	kr 4.0	kr 3.0	kr 2.0
Total	262.0	174.0	127.0
Board of Directors
Shareholdings By Board of Director and Executive Management [Line Items]
Basic board fee	6.3	6.3	6.2
Committee fees	2.5	2.3	2.1
Share-based compensation expenses	10.1	5.6	4.3
Total	18.9	14.2	12.6
Deirdre P. Connelly
Shareholdings By Board of Director and Executive Management [Line Items]
Basic board fee	1.2	1.2	1.2
Committee fees	0.5	0.5	0.5
Share-based compensation expenses	1.6	1.1	0.9
Total	3.3	2.8	2.6
Pernille Erenbjerg
Shareholdings By Board of Director and Executive Management [Line Items]
Basic board fee	0.9	0.9	0.9
Committee fees	0.4	0.4	0.4
Share-based compensation expenses	1.3	0.8	0.7
Total	2.6	2.1	2.0
Anders Gersel Pedersen
Shareholdings By Board of Director and Executive Management [Line Items]
Basic board fee	0.6	0.6	0.6
Committee fees	0.5	0.5	0.4
Share-based compensation expenses	1.0	0.6	0.5
Total	2.1	1.7	1.5
Paolo Paoletti
Shareholdings By Board of Director and Executive Management [Line Items]
Basic board fee	0.6	0.6	0.6
Committee fees	0.3	0.3	0.3
Share-based compensation expenses	1.0	0.6	0.5
Total	1.9	1.5	1.4
Rolf Hoffmann
Shareholdings By Board of Director and Executive Management [Line Items]
Basic board fee	0.6	0.6	0.6
Committee fees	0.4	0.3	0.3
Share-based compensation expenses	1.0	0.6	0.5
Total	2.0	1.5	1.4
Elizabeth O Farrell
Shareholdings By Board of Director and Executive Management [Line Items]
Basic board fee	0.6	0.6	0.5
Committee fees	0.4	0.3	0.2
Share-based compensation expenses	1.6	1.0	0.6
Total	2.6	1.9	1.3
Mijke Zachariasse
Shareholdings By Board of Director and Executive Management [Line Items]
Basic board fee	0.6	0.6	0.6
Share-based compensation expenses	1.0	0.5	0.4
Total	1.6	1.1	1.0
Martin Schultz
Shareholdings By Board of Director and Executive Management [Line Items]
Basic board fee	0.6	0.6	0.5
Share-based compensation expenses	0.8	0.2
Total	1.4	0.8	0.5
Takahiro Hamatani
Shareholdings By Board of Director and Executive Management [Line Items]
Basic board fee	0.6	0.6	0.5
Share-based compensation expenses	0.8	0.2
Total	kr 1.4	kr 0.8	0.5
Peter Storm Kristensen
Shareholdings By Board of Director and Executive Management [Line Items]
Basic board fee			0.1
Share-based compensation expenses			0.1
Total			0.2
Rima Bawarshi Nassar
Shareholdings By Board of Director and Executive Management [Line Items]
Basic board fee			0.1
Share-based compensation expenses			0.1
Total			kr 0.2